REGULATORY MATTERS (Tables)	12 Months Ended
Dec. 31, 2025
Banking Regulation, Total Capital [Abstract]
Schedule of Actual Capital Balances
The following schedule summarizes the actual capital balances of SBNA and SHUSA at December 31, 2025 and 2024:

	REGULATORY CAPITAL
(Dollars in thousands)	CET 1 Capital Ratio	Tier 1 Capital Ratio	Total Capital Ratio	Leverage Ratio

SBNA at December 31, 2025(1):
Regulatory capital	$13,115,216	$13,115,216	$13,911,413	$13,115,216
Capital ratio	20.74%	20.74%	22.00%	12.61%
SHUSA at December 31, 2025(1):
Regulatory capital	$13,500,383	$15,500,383	$17,775,518	$15,500,383
Capital ratio	12.57%	14.43%	16.55%	9.19%

	CET 1 Capital Ratio	Tier 1 Capital Ratio	Total Capital Ratio	Leverage Ratio

SBNA at December 31, 2024(1)(2):
Regulatory capital	$13,077,980	$13,077,980	$13,934,047	$13,077,980
Capital ratio	19.21%	19.21%	20.47%	11.83%
SHUSA at December 31, 2024(1):
Regulatory capital	$13,723,689	$15,838,682	$18,176,680	$15,838,682
Capital ratio	12.71%	14.66%	16.83%	9.27%
(1) Capital ratios calculated under CECL transition provisions permitted by the CARES Act.
(2) Regulatory capital ratios have been restated for the October 1, 2025 reorganization of BSI as a wholly-owned subsidiary of SBNA effective January 1, 2024.